Richard D. Silberman
Lawyer
1061 Eastshore, Suite 200
Albany, California 94710
(510) 559-6820
Fax (510) 559-6822
rds@meyermtl.com


February 20, 2002


The Parnassus Fund
One Market - Steuart Tower
Suite 1600
San Francisco, California 94105

Gentlemen:

You have requested my opinion for use in conjunction with a Form 24f-2, Annual Notice of Securities Sold Pursuant to Rule 24f-2, for The Parnassus Fund (the "Fund") to be filed in respect of shares of the Fund (the "Shares") sold for the fiscal year ended December 31, 2001 pursuant to the Fund's registration statement filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, File No. 2-93131 (the "Registration Statement").

In its Registration Statement, the Fund elected to register an indefinite number of Shares pursuant to the provisions of SEC Rule 24f-2.

I have reviewed the amended Registration Statement of the Fund and such other documents and records as I have deemed relevant to the expression of an opinion. On the basis of the foregoing, it is my opinion that the Shares sold for the fiscal year ended December 31, 2001, registration of which the Form 24f-2 makes definite in number, were legally issued, fully paid and non-assessable.

I consent to your filing this opinion as an Exhibit to the Form 24f-2 referred to above, the Registration Statement of the Fund and to any application or registration statement filed under the securities laws of any of the States of the United States.

Sincerely,


Original signed by
Richard D. Silberman
RDS:mf



	Rule 24f-2 Notice

	The Parnassus Fund
	One Market
Steuart Tower - Suite 1600
San Francisco, California 94105

1933 Act No. 2-93131


(1)	Fiscal period for which notice is filed is year
ending December 31, 2001

(2)	The amount of securities sold other than pursuant
to Rule 24f-2, but which remain unsold as of
December 31, 2001	-0-

(3)	The amount of securities registered during the
fiscal period of this notice other than pursuant to Rule 24f-2	-0-

(4)	The amount of securities sold during the fiscal
period of this notice	$ 98,038,869

(5)	The amount of securities sold during the fiscal
period of this notice in reliance upon registra-
tion pursuant to Rule 24f-2 (See attached
computation of fee)	$ 98,038,869


Witness the due execution hereof this 20th day of February, 2002.



Original signed by

Richard D. Silberman, Secretary



	Rule 24f-2 Notice

	The Parnassus Fund
	One Market
Steuart Tower - Suite 1600
San Francisco, California 94105

1933 Act No. 2-93131

Computation of Fee

(1)	Actual aggregate sales price of Registrant's
securities sold pursuant to Rule 24f-2 during
the fiscal period for which the 24f-2 notice is
filed	$ 98,038,869

(2)	Reduced by the difference between:

(a)	Actual aggregate redemption price of
such securities redeemed by the issuer
during the fiscal period for which the
24f-2 notice is filed				$30,553,400

(b)	Actual aggregate redemption price of
such redeemed securities previously
applied by the issuer pursuant to
Section 24e(2)(a) for the fiscal
period for which the 24f-2 notice is
filed				 	$   -0-    	$   -0-

Total amount upon which the fee calculation
specified in Section 6(b) of the Securities
Act of 1933 is based	$67,485,469

FEE SUBMITTED ($92 per million of Total Amount)
..000092 x $67,485,469 	$ 6,209